Income Taxes (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)
Income Taxes [Line Items]
Statutory nominal rate	34.00%	34.00%
Accumulated tax losses	$ 786,180		$ 616,136
Government subsidies amount	1,400,450		1,316,255
Presumed credit	582,488		548,901
Reduction and exemption	817,962		767,354
Unrecognized tax benefits	$ 278,639		258,538
Statutory tax rate	34.00%	34.00%
Annual Turnover Exceeding (in Euro) | €		€ 750
Minimum effective global rate	15.00%	15.00%
Unused tax credits [Member]
Income Taxes [Line Items]
Unrecognized tax benefits	$ 198,433		$ 186,658